Note 6 - Employee Benefit Plans (Details) - Deferred Compensation Plan - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Company common stock:
Shares held (in Shares)	27,350	21,020
Fair value	$ 518,292	$ 450,889
Mutual funds - fair value	80,666	140,770
Cash and cash equivalents	6,227	5,816
Employer contributions	50,263	35,010
Dividends on Company stock	$ 4,340	$ 4,164